Income Taxes - Summary of Tax Years Potentially Subject to Examination (Detail)	12 Months Ended
Dec. 31, 2017
Chile [Member]
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2011
Tax Examination Period End	2016
Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2011
Tax Examination Period End	2017
Brazil [Member]
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2012
Tax Examination Period End	2016
Colombia [Member]
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2013
Tax Examination Period End	2016
Peru [Member]
Disclosure Of Income Taxes [Line Items]
Tax Examination Period Start	2011
Tax Examination Period End	2017